UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21470
Eaton Vance Tax-Advantaged Global Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Tax-Advantaged Global Dividend Income Fund Semiannual Report April 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2011
Eaton Vance
Tax-Advantaged Global Dividend Income Fund
Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Board of Trustees’ Contract Approval	20

Officers and Trustees	23

Important Notices	24

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2011
Performance1

Portfolio Managers Aamer Khan, CFA; Martha Locke; John Croft, CFA; Judith A. Saryan, CFA

New York Stock Exchange (NYSE) Symbol
Inception Date (1/30/04)	ETG

% Average Annual Total Returns at net asset value (NAV)

Six Months	18.11
One Year	27.90
Five Years	1.82
Since Inception	7.04

% Average Annual Total Returns at market price, NYSE

Six Months	13.94
One Year	20.32
Five Years	2.43
Since Inception	5.71

% Premium/(Discount) to NAV (4/30/11)	-8.68

Distributions

Total Distributions per share (10/31/10 — 4/30/11)	$0.615
Distribution Rate at NAV[2]	7.17%
Distribution Rate at market price[2]	7.85%

% Total Leverage[3]

Borrowings	23.48

Comparative Performance[4]	% Return

MSCI World Index*

Six Months	14.75
One Year	18.25
Five Years	2.32
Since Inception (1/30/04)	5.97

BofA Merrill Lynch Fixed-Rate Preferred Securities Index

Six Months	4.79
One Year	12.98
Five Years	0.57
Since Inception (1/30/04)	1.02

* Source: MSCI.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2011
Fund Profile

Top 10 Holdings  (% of total investments)

Chevron Corp.	4.2
McDonald’s Corp.	3.7
Philip Morris International, Inc.	3.5
Deere & Co.	3.1
Nestle SA	2.9
Southern Copper Corp.	2.6
ENI SpA	2.4
Vivendi SA	2.1
Allianz SE	2.1
Tele2 AB	2.1

Total % of total investments	28.7

See Endnotes and Additional Disclosures on page 4.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund
April 30, 2011
Endnotes and Additional Disclosures

1.	Performance results reflect the effects of leverage.

2.	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of ordinary income, net realized capital gains and return of capital.

3.	Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund is required to maintain prescribed asset coverage for its borrowings, which could be reduced if Fund asset values decline.

4.	MSCI World Index is an unmanaged index of equity securities in the developed markets. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. BofA Merrill Lynch Fixed-Rate Preferred Securities Index is an unmanaged index of fixed-rate, preferred securities issued in the U.S. Indices do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 105.7%

Security	Shares	Value

Automobiles — 2.4%

Daimler AG(1)	400,000	$30,914,523

		$30,914,523

Chemicals — 3.0%

Air Liquide SA(1)	75,000	$11,081,560
BASF SE(1)	280,000	28,751,489

		$39,833,049

Commercial Banks — 3.1%

Nordea Bank AB(1)	1,100,000	$12,541,647
Wells Fargo & Co.(1)	985,461	28,686,770

		$41,228,417

Communications Equipment — 2.3%

QUALCOMM, Inc.(1)	250,000	$14,210,000
Telefonaktiebolaget LM Ericsson, Class B(1)	1,050,000	15,932,194

		$30,142,194

Construction & Engineering — 1.1%

Bouygues SA(1)	300,000	$14,929,608

		$14,929,608

Diversified Telecommunication Services — 11.9%

AT&T, Inc.(1)	630,000	$19,605,600
BCE, Inc.(1)	400,000	14,972,000
Deutsche Telekom AG(1)	1,200,000	19,831,498
Koninklijke KPN NV(1)	950,000	15,076,997
Portugal Telecom SGPS SA	700,470	8,572,248
Tele2 AB(1)	1,400,000	35,157,906
Telecom Italia SPA(1)	17,500,000	22,566,504
Telekomunikacja Polska SA	1,500,000	9,916,375
TeliaSonera AB(1)	1,236,942	10,094,620

		$155,793,748

Electric Utilities — 9.7%

E.ON AG(1)	800,000	$27,343,279
Edison International(1)	350,000	13,744,500
Enel SpA(1)	2,364,872	16,864,688
Entergy Corp.(1)	225,000	15,687,000
Scottish and Southern Energy PLC(1)	1,150,000	26,089,817
Terna Rete Elettrica Nazionale SpA(1)	5,500,000	27,535,624

		$127,264,908

Electrical Equipment — 1.6%

ABB, Ltd.(1)(2)	740,000	$20,435,302

		$20,435,302

Energy Equipment & Services — 1.4%

Seadrill, Ltd.(1)	500,000	$17,738,965

		$17,738,965

Food Products — 3.8%

Nestle SA(1)	800,000	$49,654,707

		$49,654,707

Hotels, Restaurants & Leisure — 4.8%

McDonald’s Corp.(1)	800,000	$62,648,000

		$62,648,000

Industrial Conglomerates — 2.3%

Siemens AG(1)	205,000	$29,819,050

		$29,819,050

Insurance — 9.2%

Allianz SE(1)	225,000	$35,349,988
Amlin PLC(1)	500,000	3,497,227
MetLife, Inc.(1)	750,000	35,092,500
Prudential Financial, Inc.(1)	470,000	29,807,400
Zurich Financial Services AG(1)(2)	60,000	16,870,712

		$120,617,827

IT Services — 1.4%

International Business Machines Corp.(1)	110,000	$18,763,800

		$18,763,800

Machinery — 4.0%

Deere & Co.(1)	535,000	$52,162,500

		$52,162,500

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media — 2.8%

Vivendi SA(1)	1,150,000	$36,058,150

		$36,058,150

Metals & Mining — 3.4%

Southern Copper Corp.(1)	1,200,000	$44,952,000

		$44,952,000

Multi-Utilities — 2.8%

GDF Suez(1)	460,000	$18,809,067
National Grid PLC(1)	500,000	5,130,045
United Utilities Group PLC(1)	1,250,000	13,208,991

		$37,148,103

Oil, Gas & Consumable Fuels — 15.3%

Chevron Corp.(1)	650,000	$71,136,000
ConocoPhillips(1)	235,000	18,548,550
ENI SpA(1)	1,550,000	41,499,129
Marathon Oil Corp.(1)	400,000	21,616,000
Repsol YPF SA(1)	500,000	17,849,587
Statoil ASA(1)	1,000,000	29,293,906

		$199,943,172

Pharmaceuticals — 5.0%

Bayer AG(1)	85,000	$7,462,535
Novartis AG(1)	160,000	9,488,027
Pfizer, Inc.(1)	835,000	17,501,600
Roche Holding AG(1)	15,752	2,556,862
Sanofi-Aventis(1)	200,000	15,823,397
Takeda Pharmaceutical Co., Ltd.(1)	270,000	13,084,963

		$65,917,384

Real Estate Investment Trusts (REITs) — 3.6%

Annaly Capital Management, Inc.(1)	1,200,000	$21,408,000
AvalonBay Communities, Inc.(1)	206,322	26,122,428

		$47,530,428

Road & Rail — 2.7%

Norfolk Southern Corp.(1)	285,000	$21,283,800
Union Pacific Corp.(1)	135,000	13,968,450

		$35,252,250

Software — 1.0%

Microsoft Corp.(1)	500,000	$13,010,000

		$13,010,000

Tobacco — 6.6%

Altria Group, Inc.(1)	350,000	$9,394,000
British American Tobacco PLC(1)	400,000	17,478,837
Philip Morris International, Inc.(1)	850,000	59,024,000

		$85,896,837

Wireless Telecommunication Services — 0.5%

Millicom International Cellular SA(1)	60,000	$6,500,400

		$6,500,400

Total Common Stocks
(identified cost $947,855,378)		$1,384,155,322

Preferred Stocks — 15.8%

Security	Shares	Value

Commercial Banks — 7.6%

Bank of America Corp., 8.125%(3)	2,483	$2,782,110
Barclays Bank PLC, 7.434%(3)(4)	8,450	9,070,906
BBVA International SA Unipersonal, 5.919%(3)	2,025	1,733,384
BNP Paribas, 7.195%(3)(4)	140	14,351,442
Credit Agricole SA/London, 6.637%(3)(4)	9,950	9,528,796
Farm Credit Bank of Texas, Series I, 10.00%	7,625	8,518,555
JPMorgan Chase & Co., 7.90%(3)	7,135	7,868,271
KeyCorp, Series A, 7.75%	36,135	4,090,121
Landsbanki Islands HF, 7.431%(2)(3)(4)(5)(6)	14,850	0
Lloyds Banking Group PLC, 6.657%(2)(3)(4)	15,715	12,689,862
Royal Bank of Scotland Group PLC, 7.648%(3)	3,450	3,321,412
Royal Bank of Scotland Group PLC, Series F, 7.65%	57,778	1,401,116
Royal Bank of Scotland Group PLC, Series L, 5.75%	204,405	3,893,915
Standard Chartered PLC, 6.409%(3)(4)	99	10,023,344
Wells Fargo & Co., Class A, 7.50%	9,600	10,363,008

		$99,636,242

Consumer Finance — 0.8%

Ally Financial, Inc., Series A, 8.50%(3)	380,300	$9,957,205

		$9,957,205

Diversified Financial Services — 0.2%

Heller Financial, Inc., Series D, 6.95%	31,000	$3,145,533

		$3,145,533

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electric Utilities — 1.7%

Entergy Arkansas, Inc., 6.45%	54,000	$1,321,315
Georgia Power Co., 6.50%	20,000	2,106,250
Southern California Edison Co., 6.00%	82,931	7,873,262
Southern California Edison Co., Series D, 6.50%	60,900	6,059,550
Virginia Electric and Power Co., 6.12%	47	4,780,962

		$22,141,339

Food Products — 0.6%

Dairy Farmers of America, 7.875%(4)	75,230	$6,923,515
Ocean Spray Cranberries, Inc., 6.25%(4)	12,750	1,059,446

		$7,982,961

Insurance — 3.9%

Aegon NV, 6.375%	180,238	$4,192,336
Allianz SE, 8.375%	34,080	909,510
Arch Capital Group, Ltd., Series A, 8.00%	2,985	75,580
Aspen Insurance Holdings, Ltd., 7.401%(3)	47,350	1,177,121
AXA SA, 6.379%(3)(4)	8,016	7,657,356
AXA SA, 6.463%(3)(4)	5,916	5,594,022
Endurance Specialty Holdings, Ltd., Series A, 7.75%	52,071	1,355,929
ING Capital Funding Trust III, 3.907%(3)	18,300	18,264,352
Prudential PLC, 6.50%	8,500	8,094,592
RenaissanceRe Holdings, Ltd., Series C, 6.08%	98,802	2,290,230
RenaissanceRe Holdings, Ltd., Series D, 6.60%	50,855	1,274,426

		$50,885,454

Real Estate Investment Trusts (REITs) — 1.0%

CapLease, Inc., Series A, 8.125%	200,000	$4,942,000
Cedar Shopping Centers, Inc., Series A, 8.875%	120,000	3,046,800
Developers Diversified Realty Corp., Series I, 7.50%	67,000	1,677,680
Sunstone Hotel Investors, Inc., Series A, 8.00%	31,000	753,610
Sunstone Hotel Investors, Inc., Series D, 8.00%	91,200	2,240,100

		$12,660,190

Total Preferred Stocks
(identified cost $215,291,848)		$206,408,924

Corporate Bonds & Notes — 7.5%

	Principal Amount
Security	(000’s omitted)	Value

Commercial Banks — 3.0%

Banco Industriale Comercial SA, 8.50%, 4/27/20(4)	$1,050	$1,118,250
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(7)(8)	10,460	10,920,240
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(4)(7)	5,653	6,601,930
HBOS Capital Funding, LP, 6.071% to 6/30/14, 6/29/49(4)(7)	2,010	1,889,400
Northgroup Preferred Capital Corp., 6.378% to 10/15/17, 1/29/49(4)(7)	8,900	8,691,509
PNC Preferred Funding Trust II, 6.113% to 3/15/12, 3/29/49(4)(7)	9,500	8,361,681
SunTrust Preferred Capital I, 5.853% to 12/15/11, 6/29/49(7)	2,800	2,352,000

		$39,935,010

Diversified Financial Services — 0.7%

GE Capital Trust I, 6.375% to 11/15/17, 11/15/67(7)	$2,500	$2,603,125
HSBC Finance Capital Trust IX, 5.911% to 11/30/15, 11/30/35(7)	6,515	6,409,131

		$9,012,256

Electric Utilities — 1.5%

Energisa SA, 9.50%, 1/29/49(4)	$2,300	$2,438,000
Integrys Energy Group, Inc., 6.11% to 12/1/16, 12/1/66(7)	6,110	6,025,352
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(7)	8,600	8,556,527
Wisconsin Energy Corp., 6.25% to 5/15/17, 5/15/67(7)	2,700	2,716,872

		$19,736,751

Insurance — 1.2%

MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(7)(8)	$2,660	$3,760,461
QBE Capital Funding II LP, 6.797% to 6/1/17, 6/29/49(4)(7)	2,115	1,917,302
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(7)	10,000	9,600,000

		$15,277,763

Pipelines — 0.7%

Enbridge Energy Partners, LP, 8.05% to 10/1/17, 10/1/37, 10/1/77(7)(8)	$2,465	$2,696,821
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(7)	2,920	2,926,570
Southern Union Co., 7.20% to 11/1/11, 11/1/66(7)	4,385	4,330,188

		$9,953,579

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Retail-Food and Drug — 0.4%

CVS Caremark Corp., 6.302% to 6/1/12, 6/1/37, 6/1/62(7)(8)	$5,000	$4,951,260

		$4,951,260

Total Corporate Bonds & Notes
(identified cost $90,869,567)		$98,866,619

Short-Term Investments — 0.8%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.16%(9)	$10,163	$10,162,566

Total Short-Term Investments
(identified cost $10,162,566)		$10,162,566

Total Investments — 129.8%
(identified cost $1,264,179,359)		$1,699,593,431

Other Assets, Less Liabilities — (29.8)%		$(389,994,388)

Net Assets — 100.0%		$1,309,599,043

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.
(2)	Non-income producing security.
(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2011.
(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2011, the aggregate value of these securities is $107,916,761 or 8.2% of the Fund’s net assets.
(5)	Defaulted security.
(6)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(7)	Security converts to floating rate after the indicated fixed-rate coupon period.
(8)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.
(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2011.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value

United States	49.5%	$840,621,217
Germany	10.6	180,381,872
France	6.9	116,555,090
Italy	6.4	108,465,945
Switzerland	5.8	99,005,610
United Kingdom	5.0	85,279,210
Sweden	4.3	73,726,367
Peru	2.6	44,952,000
Norway	1.7	29,293,906
Bermuda	1.2	20,266,092
Spain	1.0	17,849,587
Netherlands	0.9	15,076,997
Canada	0.9	14,972,000
Japan	0.8	13,084,963
Poland	0.6	9,916,375
Cayman Islands	0.6	9,600,000
Portugal	0.5	8,572,248
Luxembourg	0.4	6,500,400
Brazil	0.2	3,556,250
Australia	0.1	1,917,302
Iceland	0.0	0

Total Investments	100.0%	$1,699,593,431

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2011

Unaffiliated investments, at value (identified cost, $1,254,016,793)	$1,689,430,865
Affiliated investment, at value (identified cost, $10,162,566)	10,162,566
Foreign currency, at value (identified cost, $490,315)	487,950
Dividends and interest receivable	6,828,847
Interest receivable from affiliated investment	1,329
Receivable for investments sold	10,071,465
Tax reclaims receivable	4,386,776

Total assets	$1,721,369,798

Liabilities

Notes payable	$402,000,000
Payable for investments purchased	8,170,931
Payable to affiliates:
Investment adviser fee	1,225,636
Trustees’ fees	4,208
Accrued expenses	369,980

Total liabilities	$411,770,755

Net assets	$1,309,599,043

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 76,300,214 shares issued and outstanding	$763,002
Additional paid-in capital	1,447,517,855
Accumulated net realized loss	(573,473,529)
Accumulated distributions in excess of net investment income	(1,216,659)
Net unrealized appreciation	436,008,374

Net assets	$1,309,599,043

Net Asset Value

($1,309,599,043 ÷ 76,300,214 common shares issued and outstanding)	$17.16

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2011

Dividends (net of foreign taxes, $2,224,788)	$49,525,775
Interest	3,240,101
Interest income allocated from affiliated investment	13,045
Expenses allocated from affiliated investment	(619)

Total investment income	$52,778,302

Expenses

Investment adviser fee	$6,724,953
Trustees’ fees and expenses	25,517
Custodian fee	249,613
Transfer and dividend disbursing agent fees	9,122
Legal and accounting services	297,021
Printing and postage	64,703
Interest expense and fees	2,218,475
Miscellaneous	56,615

Total expenses	$9,646,019

Deduct —
Reduction of investment adviser fee	$578,704
Reduction of custodian fee	287

Total expense reductions	$578,991

Net expenses	$9,067,028

Net investment income	$43,711,274

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$64,396,142
Investment transactions allocated from affiliated investment	145
Foreign currency transactions	(200,127)

Net realized gain	$64,196,160

Change in unrealized appreciation (depreciation) —
Investments	$92,552,337
Foreign currency	310,141

Net change in unrealized appreciation (depreciation)	$92,862,478

Net realized and unrealized gain	$157,058,638

Net increase in net assets from operations	$200,769,912

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2010

From operations —
Net investment income	$43,711,274	$94,756,599
Net realized gain (loss) from investment, foreign currency and forward foreign currency exchange contract transactions	64,196,160	(28,391,200)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	92,862,478	123,231,207

Net increase in net assets from operations	$200,769,912	$189,596,606

Distributions to shareholders —
From net investment income	$(46,924,632)	$(93,813,708)

Total distributions	$(46,924,632)	$(93,813,708)

Capital share transactions —
Reinvestment of distributions	$—	$465,513

Net increase in net assets from capital share transactions	$—	$465,513

Net increase in net assets	$153,845,280	$96,248,411

Net Assets

At beginning of period	$1,155,753,763	$1,059,505,352

At end of period	$1,309,599,043	$1,155,753,763

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(1,216,659)	$1,996,699

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2011

Statement of Cash Flows (Unaudited)

Six Months Ended
Cash Flows From Operating Activities	April 30, 2011

Net increase in net assets from operations	$200,769,912
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(687,876,290)
Investments sold	681,079,460
Decrease in short-term investments, net	21,762,918
Net amortization/accretion of premium (discount)	20,248
Increase in dividends and interest receivable	(3,866,721)
Decrease in interest receivable from affiliated investment	6,465
Increase in receivable for investments sold	(8,454,797)
Increase in tax reclaims receivable	(324,891)
Increase in payable for investments purchased	1,042,417
Increase in payable to affiliate for investment adviser fee	267,828
Increase in payable to affiliate for Trustees’ fees	266
Decrease in accrued expenses	(97,252)
Net change in unrealized (appreciation) depreciation from investments	(92,552,337)
Net realized gain from investments	(64,396,142)

Net cash provided by operating activities	$47,381,084

Cash Flows From Financing Activities

Distributions paid, net of reinvestments	$(46,924,632)

Net cash used in financing activities	$(46,924,632)

Net increase in cash*	$456,452

Cash at beginning of period(1)	$31,498

Cash at end of period(1)	$487,950

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$2,232,968

(1)	Balance includes foreign currency, at value.
*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(2,237).

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2011

Financial Highlights
Selected data for a common share outstanding during the periods stated

	Six Months Ended		Year Ended October 31,				Period Ended		Year Ended
	April 30, 2011						October 31,		December 31,
	(Unaudited)		2010	2009	2008	2007	2006(1)		2005

Net asset value — Beginning of period (Common shares)	$15.150		$13.890	$14.340	$31.370	$26.210	$22.170		$21.680

Income (Loss) From Operations

Net investment income(2)	$0.573		$1.242	$1.114	$2.320	$2.102	$1.635		$1.624
Net realized and unrealized gain (loss)	2.052		1.248	(0.108)	(17.421)	5.158	3.868		0.482
Distributions to preferred shareholders
From net investment income	—		—	—	(0.203)	(0.468)	(0.365)		(0.310)

Total income (loss) from operations	$2.625		$2.490	$1.006	$(15.304)	$6.792	$5.138		$1.796

Less Distributions to Common Shareholders

From net investment income	$(0.615)		$(1.230)	$(1.456)	$(1.726)	$(1.632)	$(1.098)		$(1.308)

Total distributions to common shareholders	$(0.615)		$(1.230)	$(1.456)	$(1.726)	$(1.632)	$(1.098)		$(1.308)

Preferred and common shares offering costs charged to paid-in capital(2)	$—		$—	$—	$—	$—	$—		$0.002

Net asset value — End of period (Common shares)	$17.160		$15.150	$13.890	$14.340	$31.370	$26.210		$22.170

Market value — End of period (Common shares)	$15.670		$14.340	$12.550	$12.300	$28.300	$24.690		$20.560

Total Investment Return on Net Asset Value(3)	18.11	%(4)	19.46%	11.37%	(50.33)%	27.22%	24.73	%(4)	9.68%

Total Investment Return on Market Value(3)	13.94	%(4)	25.06%	17.40%	(52.78)%	21.83%	26.70	%(4)	11.43%

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Six Months Ended		Year Ended October 31,							Period Ended		Year Ended
	April 30, 2011									October 31,		December 31,
Ratios/Supplemental Data	(Unaudited)		2010		2009		2008		2007	2006(1)		2005

Net assets applicable to common shares, end of period (000’s omitted)	$1,309,599		$1,155,754		$1,059,505		$1,093,466		$2,392,750	$1,998,876		$1,690,612
Ratios (as a percentage of average daily net assets applicable to common shares):(5)
Expenses excluding interest and fees(6)	1.16	%(7)	1.10%		1.07%		1.03%		1.04%	1.10	%(7)	1.15%
Interest and fee expense(8)	0.37	%(7)	0.41%		0.87%		0.65%		—	—		—
Total expenses (6)	1.53	%(7)	1.51%		1.94%		1.68%		1.04%	1.10	%(7)	1.15%
Net investment income	7.37	%(7)	8.71%		9.06%		9.25%		7.30%	8.14	%(7)	7.38%
Portfolio Turnover	43	%(4)	103%		87%		82%		35%	34	%(4)	97%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(5)
Expenses excluding interest and fees(6)	0.86	%(7)	0.84%		0.77%		0.75%		0.77%	0.78	%(7)	0.79%
Interest and fee expense(8)	0.28	%(7)	0.31%		0.62%		0.47%		—	—		—
Total expenses (6)	1.14	%(7)	1.15%		1.39%		1.22%		0.77%	0.78	%(7)	0.79%
Net investment income	5.51	%(7)	6.63%		6.48%		6.70%		5.44%	5.78	%(7)	5.10%

Senior Securities:
Total notes payable outstanding (in 000’s)	$402,000		$402,000		$339,000		$499,000		$—	$—		$—
Asset coverage per $1,000 of notes payable(9)	$4,258		$3,875		$4,125		$3,191		$—	$—		$—
Total preferred shares outstanding	—	(10)	—	(10)	—	(10)	—	(10)	30,000	30,000		30,000
Asset coverage per preferred share(11)	$—	(10)	$—	(10)	$—	(10)	$—	(10)	$104,767	$91,638		$81,359
Involuntary liquidation preference per preferred share(12)	$—	(10)	$—	(10)	$—	(10)	$—	(10)	$25,000	$25,000		$25,000
Approximate market value per preferred share(12)	$—	(10)	$—	(10)	$—	(10)	$—	(10)	$25,000	$25,000		$25,000

(1)	For the ten-month period ended October 31, 2006. The Fund changed its fiscal year-end from December 31 to October 31.
(2)	Computed using average common shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(4)	Not annualized.
(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Interest and fee expense relates to the notes payable incurred to redeem the Fund’s preferred shares (see Note 7).
(9)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.
(10)	The Fund’s preferred shares were fully redeemed during the year ended October 31, 2008.
(11)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.
(12)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Advantaged Global Dividend Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of after-tax total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund pursues its objective by investing primarily in dividend-paying common and preferred stocks.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

At October 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $636,067,890 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2012 ($52,539,884), October 31, 2013 ($19,953,734), October 31, 2014 ($31,368,172), October 31, 2015 ($4,901,953), October 31, 2016 ($283,602,117), October 31, 2017 ($211,946,849) and October 31, 2018 ($31,755,181).

As of April 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

K Interim Financial Statements — The interim financial statements relating to April 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement, the fee is computed at an annual rate of 0.85% of its average daily gross assets up to and including $1.5 billion, 0.83% over $1.5 billion up to and including $3 billion, and at reduced rates as daily gross assets exceed $3 billion and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. The fee reduction cannot be

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

terminated without the consent of the Trustees and shareholders. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2011, the Fund’s investment adviser fee amounted to $6,724,953, or 0.85% (annualized) of the Fund’s average daily gross assets. EVM also serves as administrator of the Fund, but receives no compensation.

In addition, EVM has contractually agreed to reimburse the Fund for fees and other expenses at an annual rate of 0.20% of the Fund’s average daily gross assets during the first five full years of the Fund’s operations, 0.15% of the Fund’s average daily gross assets in year six, 0.10% in year seven and 0.05% in year eight. Such reimbursement will be reduced by an amount, if any, by which the annual effective advisory fee rate is less than 0.85% of the Fund’s average daily gross assets. The Fund concluded its first seven full years of operations on January 30, 2011. Pursuant to this agreement, EVM waived $578,704 of its investment adviser fee for the six months ended April 30, 2011.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $687,876,290 and $681,079,460, respectively, for the six months ended April 30, 2011.

5 Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no transactions in common shares for the six months ended April 30, 2011. Common shares issued pursuant to the Fund’s dividend reinvestment plan for the year ended October 31, 2010 were 34,688.

6 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,265,905,109

Gross unrealized appreciation	$458,437,862
Gross unrealized depreciation	(24,749,540)

Net unrealized appreciation	$433,688,322

7 Committed Facility Agreement

The Fund has entered into a Committed Facility Agreement, as amended (the Agreement) with a major financial institution that allows it to borrow up to $466 million ($426 million prior to December 15, 2010) over a rolling 180 calendar day period. Interest is charged at a rate above 3-month LIBOR and is payable monthly. The Fund is charged a commitment fee of 0.55% per annum on the unused portion of the commitment. Under the terms of the Agreement, the Fund is required to satisfy certain collateral requirements and maintain a certain level of net assets. At April 30, 2011, the Fund had borrowings outstanding under the Agreement of $402 million at an interest rate of 0.97%. The carrying amount of the borrowings at April 30, 2011 approximated its fair value. For the six months ended April 30, 2011, the average borrowings under the Agreement and the average interest rate (annualized) were $402 million and 1.04%, respectively.

8 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$62,648,000	$66,972,673		$—	$129,620,673
Consumer Staples	68,418,000	67,133,544		—	135,551,544
Energy	111,300,550	106,381,587		—	217,682,137
Financials	141,117,098	68,259,574		—	209,376,672
Health Care	17,501,600	48,415,784		—	65,917,384
Industrials	87,414,750	65,183,960		—	152,598,710
Information Technology	45,983,800	15,932,194		—	61,915,994
Materials	44,952,000	39,833,049		—	84,785,049
Telecommunication Services	56,154,997	106,139,151		—	162,294,148
Utilities	29,431,500	134,981,511		—	164,413,011

Total Common Stocks	$664,922,295	$719,233,027	*	$—	$1,384,155,322

Preferred Stocks
Consumer Staples	$—	$7,982,961		$—	$7,982,961
Financials	40,533,872	135,750,752		0	176,284,624
Utilities	—	22,141,339		—	22,141,339

Total Preferred Stocks	$40,533,872	$165,875,052		$0	$206,408,924

Corporate Bonds & Notes	$—	$98,866,619		$—	$98,866,619
Short-Term Investments	—	10,162,566		—	10,162,566

Total	$705,456,167	$994,137,264		$0	$1,699,593,431

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the six months ended April 30, 2011 to require a reconciliation of Level 3 investments. At April 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2011

Notes to Financial Statements (Unaudited) — continued

10 Legal Proceedings

In May 2010, the Fund received a demand letter from a law firm on behalf of a putative common shareholder. The demand letter alleged that Eaton Vance Management and the Trustees and officers of the Fund breached their fiduciary duty to the Fund in connection with redemption by the Fund of its auction preferred securities following the collapse of auction markets in February 2008. The letter demanded that the Board of Trustees of the Fund take certain action to remedy those alleged breaches. In August 2010, following a thorough investigation conducted by the independent Trustees of the Fund, the Board of Trustees of the Fund (including all of the independent Trustees) rejected the demands set forth in the demand letter. Additionally, a law firm has filed a purported class action lawsuit against the Fund on behalf of a putative common shareholder, alleging breach of fiduciary duty in connection with the Fund’s redemption of auction preferred securities. In addition to the Fund, named defendants include Trustees of the Fund, Eaton Vance Management and Eaton Vance Corp. The Fund, Eaton Vance Management and Eaton Vance Corp. believe this lawsuit to be without merit, and intend to defend themselves vigorously. The Fund believes that this lawsuit will not have a material effect on it or on Eaton Vance Management’s ability to serve as its investment adviser.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Tax-Advantaged Global Dividend Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in dividend-paying common and preferred stocks and foreign markets. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2011

Officers and Trustees

Officers of Eaton Vance Tax-Advantaged Global Dividend Income Fund

Judith A. Saryan President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Advantaged Global Dividend Income Fund

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of April 30, 2011, Fund records indicate that there are 194 registered shareholders and approximately 58,401 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is ETG.

Eaton Vance
Tax-Advantaged Global Dividend Income Fund

April 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. The Fund may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that the Fund will take such action or that such purchases would reduce the discount.

Closed-End Fund Information. The Eaton Vance closed-end funds make certain quarterly fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each calendar quarter-end. Certain month end fund performance data for the funds, including total returns, are posted to the website shortly after the end of each calendar month. Portfolio holdings for the most recent calendar quarter-end are also posted to the website approximately 30 days following the end of the quarter. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors – Closed-End Funds”.

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Fund Offices
Two International Place
Boston, MA 02110

2051-6/11	CE-TAGDISRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Contract Review Committee except as contemplated under the Fund Policy. The Board’s Contract Review Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Contract Review Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Judith A. Saryan Judith A. Saryan
President

Date:	June 8, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	June 8, 2011

By:	/s/ Judith A. Saryan Judith A. Saryan
President

Date:	June 8, 2011